RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2019 and 2018, the fund entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Services, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual fund management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2019 and 2018, are as follows:

	2019
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$26,960	$4,962	$21,998
Series 16	80,085	12,210	67,875
Series 17	46,643	10,000	36,643
Series 18	65,895	26,050	39,845
Series 19	10,851	750	10,101
	$230,434	$53,972	$176,462

	2018
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 15	$58,744	$29,362	$29,382
Series 16	96,456	14,048	82,408
Series 17	53,052	55,097	(2,045)
Series 18	89,577	33,750	55,827
Series 19	31,860	750	31,110
	$329,689	$133,007	$196,682

An affiliate of the general partner has forgiven asset management fees payable as a result of the sales of all operating limited partnerships in one of the series.  Total forgiveness of debt for the years ended March 31, 2019 and 2018 was $2,789,397 and $0, respectively.  Because the transaction involved an affiliate of the general partner, the transaction is accounted for as an equity transaction instead of income to the Fund.

The partnership management fees paid for the years ended March 31, 2019 and 2018 are as follows:

	2019	2018
Series 15	$271,999	$63,602
Series 16	155,683	231,826
Series 17	46,643	53,052
Series 18	915,520	508,704
Series 19	10,851	31,860
	$1,400,696	$889,044

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the partnership's interests in operating limited partnerships. As of March 31, 2019 and 2018, total partnership management fees accrued were $10,780,391 and $14,740,050, respectively.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2019 and 2018 charged to each series’ operations are as follows:

	2019	2018
Series 15	$54,781	$16,661
Series 16	20,888	19,172
Series 17	18,132	16,854
Series 18	17,567	15,862
Series 19	46,668	15,689
	$158,036	$84,238

Accounts payable - affiliates at March 31, 2019 and 2018 represents fund management fees and operating limited partnership advances which are payable to Boston Capital Asset Management Limited Partnership.